Statements of Cash Flows (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Quarterly Report [Member]
OPERATING ACTIVITIES
Net Income	$ (8,398)	$ (2,209)	$ (11,313)	$ (3,614)	$ (22,607)
Accounts Payable			(328)	2,818	1,346
Net cash provided by Operating Activities			(11,641)	(796)	(21,261)
FINANCING ACTIVITIES
Common Stock			4,023	700	7,536
Common Stock: Additional Paid-in Capital			11,818	0	18,015
Net cash provided by Financing Activities			15,841	700	25,552
Net cash increase for period			4,199	(96)	4,290
Cash at beginning of period			91
Cash at end of period	$ 4,290	$ (96)	$ 4,290	$ (96)	$ 4,290